Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Other Current Assets [Abstract]
Other Current Assets

3. Other Current Assets

The Company’s other current assets are comprised of the following:

	March 31, 2022 $	December 31, 2021 $
Deposits	57	53
Salary deposit	64	65
Value added tax (“VAT”) receivable	26	507
Net other current assets	147	625

5. Other Current Assets

The Company’s other current assets are comprised of the following:

	December 31,
	2021 $	2020 $
Deposits	53	68
Grant receivable	—	50
Salary deposit	65	51
Value added tax (“VAT”) receivable	507	166
	625	335